Significant Accounting Policies (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Significant Accounting Policies [Line Items]
Income tax benefit realization threshold	50.00%
Impairment of long-lived assets	$ 0	$ 0	$ 0
Warranty income (expense)	(631)	(293)	290
Warranty provision	2,325	1,694
Trade receivables sold	30,346	30,902
Financial expense related to factoring arrangements	1,612	2,038	1,262
Accrued severance pay	6,661	7,422
Severance expense	$ 2,074	$ 3,449	$ 2,859
Outstanding options and RSU's excluded from the calculations of diluted net earnings per share due to their anti-dilutive effect	2,364,143	5,164,222	5,599,666
Minimum [Member]
Significant Accounting Policies [Line Items]
Warranty period	1 year
Maximum [Member]
Significant Accounting Policies [Line Items]
Warranty period	3 years